Earnings Per Share	12 Months Ended
Mar. 31, 2011
Earnings Per Share
Earnings Per Share

13. Earnings per share:

Basic and diluted earnings per share ("EPS") are presented on the face of the consolidated statements of operations. Basic EPS is calculated by dividing net income attributable to NHI by the weighted average number of common shares outstanding during the year. The calculation of diluted EPS is similar to basic EPS, except that the weighted average number of common shares is adjusted to reflect all dilutive instruments where potential common shares are deliverable during the year. In addition, net income attributable to NHI is adjusted for any change in income or loss that would result from the assumed conversion of dilutive instruments issued by affiliates.

A reconciliation of the amounts and the numbers used in the calculation of net income (loss) attributable to NHI common shareholders per share (basic and diluted) is as follows:

	Yen amounts in millions except per share data presented in yen			Translation into millions of U.S. dollars except per share data presented in U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Basic—
Net income (loss) attributable to NHI shareholders	¥(708,192)	¥67,798	¥28,661	$346

Weighted average number of shares outstanding	1,941,906,637	3,126,790,289	3,627,798,587

Net income (loss) attributable to NHI shareholders per share	¥(364.69)	¥21.68	¥7.90	$0.10

Diluted—
Net income (loss) attributable to NHI shareholders	¥(708,207)	¥67,784	¥28,642	$346

Weighted average number of shares outstanding	1,934,159,290	3,139,394,052	3,642,689,381

Net income (loss) attributable to NHI shareholders per share	¥(366.16)	¥21.59	¥7.86	$0.09

For the year ended March 31, 2010, in determining diluted EPS, net income attributable to NHI shareholders was adjusted to reflect the decline in Nomura's income arising from convertible bonds issued by the Company. The decline of net income arising from convertible bonds was caused by presuming lump-sum expensing of the difference between the bond's carrying amount and the bond's redemption amount, which is accumulated over the life of the bond. Net income (loss) attributable to NHI shareholders was adjusted to reflect the decline in Nomura's equity share of earnings of affiliates for the years ended March 31, 2009, 2010, and 2011 arising from options to purchase common shares issued by affiliates.

The weighted average number of shares used in the calculation of diluted EPS reflects the decrease in potential issuance of common shares arising from stock-based compensation plans by the Company, which would reduce EPS for the year ended March 31, 2009. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from convertible bonds and stock-based compensation plans by the Company, which would reduce EPS for the year ended March 31, 2010. The weighted average number of shares used in the calculation of diluted EPS reflects the increase in potential issuance of common shares arising from stock-based compensation plans by the Company, which would have minimal impact on EPS for the year ended March 31, 2011.

Antidilutive stock option and convertible bonds to purchase or convert to 266,942,428 common shares as of March 31, 2009, were not included in the computation of diluted EPS. Antidilutive stock options to purchase 12,436,800 and 59,670,700 common shares were not included in the computation of diluted EPS for the year ended March 31, 2010 and 2011, respectively.

The convertible bonds of ¥110,000 million were converted to 258,040,481 common shares for the year ended March 31, 2010. All of the convertible bonds were exercised for the year ended March 31, 2010, and therefore, the balance of outstanding convertible bonds as of March 31, 2011 was nil.

Nomura issued 766,000,000 shares and 34,000,000 shares by way of public offering with a total amount to be paid of ¥416,949 million on the payment date of October 13, 2009 and third-party allotment with a total amount to be paid of ¥18,507 million on the payment date of October 27, 2009.

Nomura conducted a share buyback of 75,000,000 common shares which amounted to ¥37,362 million from August 9, 2010 to August 31, 2010.